Financial Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Balance due from BSP agents	¥ 1,051	¥ 1,210
Fuel price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage change in fuel price	5.00%
Increase in fuel cost due to a potential change in fuel prices [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in fuel costs due to a potential change in fuel prices	¥ 1,030	692
Billing and settlements plan agents [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Balance due from BSP agents	¥ 185	¥ 165